Derivative Instruments - Schedule of Gains (Losses) on Derivatives (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized Gain (Loss) on Derivatives	$ 119	$ (306)	$ 356	$ (670)
Unrealized Gain (Loss) on Derivatives	(28)	26	(877)	(524)
Derivative, Gain (Loss) on Derivative, Net	$ 91	$ (280)	$ (521)	$ (1,194)	$ (800)